INCOME TAXES (Reconciliation Between Reported Provision For Income Taxes And Amount Computed By Statutory Federal Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016
Income Tax Disclosure [Abstract]
Income tax expense at statutory rate	$ 47,833	$ 72,978	$ 100,236
FICA tax credit	(22,641)	(20,657)	(20,497)
State income taxes, net of Federal benefit	8,725	5,928	9,614
Tax reform impact	8,223	0	0
Stock based compensation excess tax shortfall	1,124	0	0
Other	1,076	(564)	(3,586)
Provision for income taxes	$ 44,340	$ 57,685	$ 85,767